LONG-TERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Schedule Of Long-term Investments
	Fair Value December 31,		Movements in foreign	Fair value adjustments	Fair Value September 30,
	2022	Net Additions	exchange	for the period	2023
Talisker Resources Common Shares	$1,640	$-	$8	$(838)	$810
Silver Wolf Exploration Ltd. Common Shares	51	36	-	(34)	53
Endurance Gold Corp. Common Shares	55	-	-	(27)	28
	$1,746	$36	$8	$(899)	$891